BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule of Maturities of ESOP Debt [Table Text Block]	At December 31, 2013, the remaining principal balance on the ESOP debt is payable as follows (in thousands):

2014	$475
2015	495
2016	516
2017	539
2018	563
Thereafter	2,557
Total	$5,145

Schedule of Share-based Compensation, Employee Stock Purchase Plan, Activity [Table Text Block]
Shares held by the ESOP include the following at December 31, 2013 and 2012:

	December 31,
	2013	2012
	(Dollars In Thousands)
Allocated	214,146	184,674
Committed to be allocated	48,637	48,637
Unallocated	507,801	556,438
Total shares	770,584	789,749
Fair value of unallocated shares	$6,119	$6,399

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option was determined at the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2012	2011
Expected term (years)	10.00	10.00
Expected dividend yield	1.45%	1.70%
Expected volatility	24.06%	39.27%
Risk-free interest rate	1.86%	3.36%
Fair value of options granted	$2.96	$4.04

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following is a summary of activity for the Company’s stock options for the year ended December 31, 2013:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Options outstanding at beginning of year	905,599	$10.73
Options exercised	(11,388)	8.22
Options forfeited	(41,166)	10.55
Options outstanding at end of year	853,045	10.78	5.37
Options exercisable at end of year	499,096	10.95	3.18

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
The following table presents the summary of activity for the Company’s unvested restricted shares for the year ended December 31, 2013.

	Shares	Weighted Average Grant Date Fair Value

Unvested restricted shares at beginning of year	173,102	$10.87
Restricted shares granted	8,000	11.77
Restricted shares vested	(25,334)	10.58
Restricted shares forfeited	(5,273)	9.91
Unvested restricted shares at end of year	150,495	11.01